Intangible assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Intangible assets and goodwill.
Schedule of intangible assets and goodwill
	Average annual amortization rates %	Cost	Amortization	Impairment	Net balance on December 31, 2022
Intangible assets under development (a)	-	41,707	-	-	41,707
Brands and patents	-	29	-	-	29
Software license	20 to 50	10,112	(5,135)	-	4,977
Database	10	800	(547)	-	253
Goodwill	-	1,060,162	-	(136,723)	923,439
Customer portfolio	10	131,448	(94,967)	-	36,481
Non-compete (b)	20	2,697	(1,146)	-	1,551
Platform	10 to 20	452,814	(84,019)	-	368,795
Total		1,699,769	(185,814)	(136,723)	1,377,232

	Average annual amortization rates %	Cost	Amortization	Net balance on December 31, 2021
Intangible assets under development (a)	-	7,723	-	7,723
Brands and patents	-	25	-	25
Software license	20 to 50	7,449	(3,310)	4,139
Database	10	800	(467)	333
Goodwill	-	813,912	-	813,912
Customer portfolio	10	118,854	(80,103)	38,751
Non-compete (b)	20	2,697	(337)	2,360
Platform	10 to 20	217,237	(34,123)	183,114
Total		1,168,697	(118,340)	1,050,357

Schedule of change in intangible assets and goodwill
	Average annual amortization rates %	December 31, 2021	Additions	Additions due to acquisitions	Transfers	Disposals	Hyperinflation adjustment	Impairment	December 31, 2022
Intangible asset in progress (a)		7,723	39,714	-	(5,872)	-	142	-	41,707
Software license		7,449	2,777	-	-	(77)	(37)	-	10,112
Database		800	-	-	-	-	-	-	800
Goodwill		813,912	-	246,250	-	-	-	(136,723)	923,439
Customer portfolio		118,854	-	12,594	-	-	-	-	131,448
Non-compete (a)		2,697	-	-	-	-	-	-	2,697
Brands and patents		25	4	-	-	-	-	-	29
Platform		217,237	-	229,705	5,872	-	-	-	452,814
Cost		1,168,697	42,495	488,549	-	(77)	105	(136,723)	1,563,046
Software license	20 – 50	(3,310)	(1,877)	-	-	52	-	-	(5,135)
Database	10	(467)	(80)	-	-	-	-	-	(547)
Customer portfolio	10	(80,103)	(14,864)	-	-	-	-	-	(94,967)
Non-compete (a)	20	(337)	(809)	-	-	-	-	-	(1,146)
Platform	10 - 20	(34,123)	(49,896)	-	-	-	-	-	(84,019)
(-) Accumulated amortizations		(118,340)	(67,526)	-	-	52	-	-	(185,814)
Total		1,050,357	(25,031)	488,549	-	(25)	105	(136,723)	1,377,232

	Average annual amortization rates %	December 31, 2020	Additions	Additions due to acquisitions	Transfers	December 31, 2021
Intangible asset in progress		8,433	9,849	-	(10,559)	7,723
Software license		3,584	3,517	-	348	7,449
Database		800	-	-	-	800
Goodwill		163,394	-	650,518	-	813,912
Customer portfolio		112,929	-	5,925	-	118,854
Non-compete (a)		-	-	2,697	-	2,697
Brands and patents		-	24	1	-	25
Platform		75,065	77	131,884	10,211	217,237
Cost		364,205	13,467	791,025	-	1,168,697
Intangible asset in progress		-	-	-	-
Software license	20 – 50	(2,172)	(2,002)	-	864	(3,310)
Database	10	(387)	(80)	-	-	(467)
Customer portfolio	10	(67,524)	(12,579)	-	-	(80,103)
Non-compete (a)	20	-	(337)	-	-	(337)
Platform	10 - 20	(12,647)	(20,612)	-	(864)	(34,123)
(-) Accumulated amortizations		(82,730)	(35,610)	-	-	(118,340)
Total		281,475	(22,143)	791,025	-	1,050,357

(a)	Refers to the non-compete agreement between former stakeholders from Smarkio and D1 after the conclusion of acquisition of this subsidiary.

Schedule of impairment tests for goodwill
	Significant assumptions		Relationship between significant unobservable inputs and measurement of the present value of cash flows
The present value of cash flows could increase (decrease) if:
•	Annual forecast revenue growth rate;	•	the annual growth rate of revenue was higher (lower);
•	Forecast of the growth rate of variable input costs;	•	the cost growth rate was (higher) lower;
•	Risk-adjusted discount rate.	•	the risk-adjusted discount rate was (higher) lower.

Schedule of key assumptions used in the estimation of the recoverable amount
	2022	2021	2020
Consolidated
Weighted average annual revenue growth	-	38.10%	36.38%
Weighted average annual growth of variable cost	-	30.29%	26.93%
Weighted average cost of capital (WACC)	15.44%	14.73%	16.40%
Growth in terminal value	3.25%	5.00%	-
CPaaS CGU
Weighted average annual revenue growth	3.55%	-	-
Weighted average annual growth of variable cost	(4.51)%	-	-
SaaS CGU
Weighted average annual revenue growth	36.86%	-	-
Weighted average annual growth of variable cost	22.94%	-	-